Finance Lease Receivables (Tables)	3 Months Ended
Jun. 30, 2024
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of payments to received on finance lease receivables [Table Text Block]
30-Jun-24
Year 1	$54,598
Year 2	71,413
Year 3	37,200
Year 4	37,200
Year 5	18,602
less: amount representing interest income	(44,558)
Finance Lease Receivable	$174,455
Current Portion of Finance Lease Receivable	$47,501
Long Term Portion of Finance Lease Receivable	$126,954